Related party transactions - General (Details) - USD ($) $ in Thousands										1 Months Ended						32 Months Ended
	Jan. 01, 2018	Jan. 01, 2017	Nov. 01, 2016	Mar. 31, 2016	Apr. 01, 2015	Jun. 30, 2014	May 12, 2014	Apr. 30, 2014	Dec. 31, 2013	Oct. 31, 2016	Sep. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014	Apr. 30, 2014	Dec. 31, 2016
GasLog Ltd. | Amended Commercial Management Agreements | GAS-five Ltd., GAS-three Ltd., and GAS-four Ltd. (initial Fleet)
Related Party Transactions.
Annual fee per vessel							$ 360
GasLog Ltd. | Commercial Management Agreement and Amended Commercial Management Agreement | GAS-seven Ltd.
Related Party Transactions.
Annual fee per vessel			$ 360						$ 540
GasLog Ltd. | Commercial Management Agreement and Amended Commercial Management Agreement | GAS-eleven Ltd.
Related Party Transactions.
Annual fee per vessel												$ 360
GasLog Ltd. | Commercial Management Agreement and Amended Commercial Management Agreement | GAS-thirteen Ltd.
Related Party Transactions.
Annual fee per vessel											$ 360
GasLog Ltd. | Commercial Management Agreement and Amended Commercial Management Agreement | GAS-fourteen Ltd.
Related Party Transactions.
Annual fee per vessel										$ 360
GasLog Ltd. | Commercial Management Agreement and Amended Commercial Management Agreement | GAS-sixteen Ltd. and GAS-seventeen Ltd.
Related Party Transactions.
Annual fee per vessel															$ 360
GasLog Ltd. | Commercial Management Agreement and Amended Commercial Management Agreement | GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty-one Ltd.
Related Party Transactions.
Annual fee per vessel														$ 360
GasLog Ltd. | Commercial management fee | GAS-eight Ltd.
Related Party Transactions.
Annual fee per vessel													$ 360
GasLog Ltd. | Administrative services fee
Related Party Transactions.
Annual fee per vessel	$ 812	$ 632														$ 588
Termination notice period							90 days
GasLog Ltd. | Amended Ship Management Agreements | GAS-eleven Ltd.
Related Party Transactions.
Management fee fixed monthly charge per vessel				$ 46
GasLog Ltd. | Amended Ship Management Agreements | GAS-thirteen Ltd.
Related Party Transactions.
Management fee fixed monthly charge per vessel											$ 46
GasLog Ltd. | Amended Ship Management Agreements | GAS-fourteen Ltd.
Related Party Transactions.
Management fee fixed monthly charge per vessel										$ 46
GasLog LNG Services | Amended Ship Management Agreements | GAS-five Ltd., GAS-three Ltd., and GAS-four Ltd. (initial Fleet)
Related Party Transactions.
Management fee fixed monthly charge per vessel							$ 46
Superintendent fee per day upon threshold number of days							$ 1
Threshold number of days for superintendent fee							25 days
Annual incentive bonus							$ 72
GasLog LNG Services | Amended Ship Management Agreements | GAS-sixteen Ltd. and GAS-seventeen Ltd.
Related Party Transactions.
Management fee fixed monthly charge per vessel								$ 46
GasLog LNG Services | Amended Ship Management Agreements | GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty-one Ltd.
Related Party Transactions.
Management fee fixed monthly charge per vessel						$ 46
GasLog LNG Services | Management fees and other vessel management expenses | GAS-seven Ltd.
Related Party Transactions.
Management fee fixed monthly charge per vessel					$ 46